Loans and borrowings (Details 3 - Textuals) - USD ($) $ in Thousands	Jun. 16, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans and borrowings
Borrowings		$ 122,628	$ 138,735	$ 150,262
Advance on Foreign Exchange Contract (ACC) | CI&T Brazil
Loans and borrowings
Borrowings	$ 24,722
Nominal interest rate	5.15%
Borrowing maturity	June 2026